Investments: Realized Gain (Loss) on Investments (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Realized Gain (Loss) on Investments
	2013	2012	2011
Debt securities
Gross gains on sales	$ -	$ 4,319	$ 119

Net realized investment gains	$ -	$ 4,319	$ 119